Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Assets
Cash and cash equivalents	$ 70,753	$ 6,157
Accounts receivable - related parties	16	2,991
Accounts receivable - external parties	30,816	11,318
Accounts receivable - allowance for expected credit losses	(275)	(227)
Inventory	55,706	36,430
Prepaid expenses	4,873	918
Deposits	15,675	4,912
Total current assets	177,564	62,499
Property, plant and equipment, net	11,151	5,689
Operating lease right of use assets, net	24,640	18,312
Deposits	0	1,350
Total non-current assets	35,791	25,351
Total assets	213,355	87,850
Liabilities and Shareholders' Deficit
Accounts Payable	47,603	17,135
Borrowings	74	36,571
Contract liabilities	37,727	9,198
Employee benefits	2,653	2,037
Other provisions	27,623	5,349
Obligations under operating leases	4,020	2,941
Financial instruments – derivative	0	874
Other current liabilities	2,939	6,101
Warrants	12,340	0
Total current liabilities	134,979	80,206
Obligations under operating leases	25,556	17,660
Contract liabilities	2,231	1,618
Employee benefits	217	125
Borrowings net of unamortized issuance costs	88,269	37,369
Related party borrowings	0	6,392
Other provisions	2,652	2,541
Financial instruments - derivative	0	5,947
Other non-current liabilities	0	0
Total non-current liabilities	118,925	71,652
Total liabilities	253,904	151,858
Commitments and Contingent liabilities
Shareholders' Deficit
Treasury shares, 4,200,371 as of June 30, 2022 (7,890,800 as of June 2021)	0	0
Additional paid in capital	19,210	5,601
Accumulated other comprehensive income (loss)	3,640	(3,696)
Accumulated deficit	(290,667)	(163,105)
Total Shareholders' deficit	(40,549)	(64,008)
Total Liabilities, and Shareholders' deficit	213,355	87,850
Common Stock [Member]
Shareholders' Deficit
Common stock, Value	227,268	92,809
Legacy Tritium Class C Shares [Member]
Shareholders' Deficit
Common stock, Value	$ 0	$ 4,383